ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse split ratio	1:4	1:4